Document and Entity Information	Feb. 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001724979
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 15, 2023
Entity Registrant Name	Rain Oncology Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40356
Entity Tax Identification Number	82-1130967
Entity Address, Address Line One	8000 Jarvis Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	(510)
Local Phone Number	953-5559
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RAIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false